                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2006

--------------------------------------------------------------------------------

Check here if Amendment [ ]; Amendment Number:__________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Institutional Investment Manager Filing this Report:
Name:    Highfields Capital Management LP
Address: John Hancock Tower
         200 Clarendon Street, 51st Floor
         Boston, MA 02116
--------------------------------------------------------------------------------
Form 13F File Number:      28-3499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph F. Mazzella
Title: General Counsel
Phone: 617-850-7520

Signature, Place, and Date of Signing:

/s/ Joseph F. Mazzella      Boston, Massachusetts          August 14, 2006
----------------------      ---------------------          ---------------

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 106

Form 13F Information Table Value Total: $6,933,829 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No. Form 13F File Number Name
      --- -------------------- --------------------
      01  File Number 28-7618  Jonathon S. Jacobson
      02  File Number 28-7616  Richard L. Grubman

================================================================================
FORM 13F

Page 2 of 4         Name of Reporting Manager: Highfields Capital Management LP
================================================================================

          Item 1:               Item 2:       Item 3:  Item 4:   Item 5:             Item 6:   Item 7:   Item 8:

                                                                                                        ---VOTING AUTHORITY---
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER               TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE     SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Affiliated Computer Services CL A            008190100  10,322     200,000  SH PUT    OTHER     01/02      200,000
Altria Group Inc             COM             02209S103 128,503   1,750,000  SH        OTHER     01/02    1,750,000
Altria Group Inc             COM             02209S103   7,343     100,000  SH CALL   OTHER     01/02      100,000
Aramark Corp                 CL B            038521100 119,914   3,621,699  SH        OTHER     01/02    3,621,699
Archstone Smith Tr           COM             039583109  21,365     420,000  SH PUT    OTHER     01/02      420,000
Aspen Insurance Holdings Ltd SHS             G05384105  41,843   1,796,600  SH        OTHER     01/02    1,796,600
Astoria Finl Corp            COM             046265104  11,810     387,849  SH        OTHER     01/02      387,849
AvalonBay Cmntys Inc         COM             053484101  11,726     106,000  SH PUT    OTHER     01/02      106,000
Avid Technology Inc          COM             05367P100   6,666     200,000  SH        OTHER     01/02      200,000
Berkshire Hathaway Inc       CL A            084670108  89,826         980  SH        OTHER     01/02          980
BlackRock Inc                CL A            09247X101 205,075   1,473,560  SH        OTHER     01/02    1,473,560
Boston Scientific Corp       COM             101137107 206,585  12,267,500  SH        OTHER     01/02   12,267,500
CapitalSource Inc            COM             14055X102  11,300     481,683  SH        OTHER     01/02      481,683
Caremark RX Inc              COM             141705103  90,389   1,812,500  SH        OTHER     01/02    1,812,500
Celanese Corp                COM SER A       150870103  38,302   1,875,700  SH        OTHER     01/02    1,875,700
Centex Corp                  COM             152312104 103,115   2,050,000  SH        OTHER     01/02    2,050,000
Circuit City Store Inc       COM             172737108  23,445     861,316  SH        OTHER     01/02      861,316
City Natl Corp               COM             178566105  16,299     250,400  SH        OTHER     01/02      250,400
Clear Channel Comm Inc       COM             184502102 152,060   4,913,100  SH        OTHER     01/02    4,913,100
Comcast Corp                 CL A SPL        20030N200 221,650   6,761,748  SH        OTHER     01/02    6,761,748
Comcast Corp                 CL A            20030N101  30,285     925,011  SH        OTHER     01/02      925,011
Commerce Bancorp Inc         COM             200519106  54,297   1,522,200  SH PUT    OTHER     01/02    1,522,200
ConocoPhillips               COM             20825C104 264,479   4,036,000  SH        OTHER     01/02    4,036,000
Crown Holdings Inc           COM             228368106   3,114     200,000  SH        OTHER     01/02      200,000
CVS Corp                     COM             126650100  46,050   1,500,000  SH        OTHER     01/02    1,500,000
Dell Inc                     COM             24702R101  72,378   2,965,100  SH        OTHER     01/02    2,965,100
DirecTV Group Inc            COM             25459L106 344,580  20,883,624  SH        OTHER     01/02   20,883,624
El Paso Corp                 COM             28336L109     897      59,800  SH CALL   OTHER     01/02       59,800
Embarq Corp                  COM             29078E105   6,482     158,131  SH        OTHER     01/02      158,131
EMC Corp                     COM             268648102   3,181     290,000  SH        OTHER     01/02      290,000
EnCana Corp                  COM             292505104  15,194     288,638  SH        OTHER     01/02      288,638
Encore Acquisition Co        COM             29255W100   5,634     210,000  SH        OTHER     01/02      210,000
Energen Corp                 COM             29265N108   6,983     181,800  SH        OTHER     01/02      181,800
Equity Residential           SH BEN INT      29476L107  22,365     500,000  SH PUT    OTHER     01/02      500,000
Federal Home Ln Mtg Corp     COM             313400301 224,972   3,946,180  SH        OTHER     01/02    3,946,180
Federal Home Ln Mtg Corp     COM             313400301  50,944     893,600  SH CALL   OTHER     01/02      893,600
Federated Dept Stores Inc    COM             31410H101  36,600   1,000,000  SH        OTHER     01/02    1,000,000
Ford Mtr Co                  COM PAR $0.01   345370860     693     100,000  SH        OTHER     01/02      100,000
Gannett Inc                  COM             364730101  44,185     790,000  SH        OTHER     01/02      790,000
Gap Inc                      COM             364760108  52,200   3,000,000  SH        OTHER     01/02    3,000,000
General Electric Co          COM             369604103   6,592     200,000  SH        OTHER     01/02      200,000
Harrahs Entmt Inc            COM             413619107 116,080   1,630,799  SH        OTHER     01/02    1,630,799
Harrahs Entmt Inc            COM             413619107   3,559      50,000  SH CALL   OTHER     01/02       50,000
Hot Topic Inc                COM             441339108   8,633     750,000  SH        OTHER     01/02      750,000
Hudson City Bancorp          COM             443683107 115,627   8,674,168  SH        OTHER     01/02    8,674,168
Intel Corp                   COM             458140100   1,895     100,000  SH        OTHER     01/02      100,000
Ishares Silver Trust         ISHARES         46428Q109  41,235     370,190  SH        OTHER     01/02      370,190
Ishares Tr                   20+ YR TRS BD   464287432   4,219      50,000  SH        OTHER     01/02       50,000
Ishares Tr                   Russell 2000    464287655   4,304      60,000  SH PUT    OTHER     01/02       60,000
Ishares Tr                   DJ US Real Est  464287739  21,375     300,000  SH PUT    OTHER     01/02      300,000
Janus Cap Group Inc          COM             47102X105  50,538   2,823,364  SH        OTHER     01/02    2,823,364
JP Morgan Chase & Co         COM             46625H100  50,213   1,195,545  SH        OTHER     01/02    1,195,545
Kerr McGee Corp              COM             492386107   5,759      83,048 SH         OTHER     01/02       83,048
Knology Inc                  COM             499183804   9,756   1,049,039 SH         OTHER     01/02    1,049,039
Kohls Corp                   COM             500255104 167,706   2,836,700 SH         OTHER     01/02    2,836,700
Mastercard Inc               COM             57636Q104  19,200     400,000 SH         OTHER     01/02      400,000
McClatchy Co                 CL A            579489105  99,542   2,481,104 SH         OTHER     01/02    2,481,104
McDonalds Corp               COM             580135101  64,529   1,920,500 SH         OTHER     01/02    1,920,500
MCF Corp                     COM             580395101   6,695   6,500,000 SH         OTHER     01/02    6,500,000
Mellon Finl Corp             COM             58551A108 158,539   4,604,670 SH         OTHER     01/02    4,604,670
Merrill Lynch & Co Inc       COM             590188108  30,954     445,000 SH         OTHER     01/02      445,000
MFA Mtg Invts Inc            COM             55272X102  21,784   3,166,314 SH         OTHER     01/02    3,166,314
Michaels Stores Inc          COM             594087108 334,180   8,103,300 SH         OTHER     01/02    8,103,300
Michaels Stores Inc          COM             594087108  10,306     249,900 SH  CALL   OTHER     01/02      249,900
Microsoft Corp               COM             594918104  66,289   2,845,000 SH         OTHER     01/02    2,845,000
Morgan Stanley               COM NEW         617446448 118,487   1,874,500 SH         OTHER     01/02    1,874,500
National Australia Bk Ltd    CAP UTS EXCHBL  632525309  10,623     250,000 SH         OTHER     01/02      250,000
New York Times Co            CL A            650111107  45,031   1,835,000 SH         OTHER     01/02    1,835,000
Newmont Mining Corp          COM             651639106 110,094   2,080,000 SH         OTHER     01/02    2,080,000
News Corp                    CL A            65248E104 122,663   6,395,352 SH         OTHER     01/02    6,395,352
Nortel Networks Corp         COM             656568102  10,496   4,685,800 SH         OTHER     01/02    4,685,800
Novelis Inc                  COM             67000X106  34,562   1,601,563 SH         OTHER     01/02    1,601,563
NRG Energy Inc               COM NEW         629377508 143,148   2,971,100 SH         OTHER     01/02    2,971,100
NTL Inc                      COM             62941W101  39,646   1,592,228 SH         OTHER     01/02    1,592,228
Office Depot Inc             COM             676220106  73,956   1,946,200 SH         OTHER     01/02    1,946,200
Oil Svc Holdrs Tr            DEPOSTRY RCPT   678002106   1,838      12,300 SH         OTHER     01/02       12,300
Pactiv Corp                  COM             695257105  39,840   1,609,700 SH         OTHER     01/02    1,609,700
Pioneer Nat Res Co           COM             723787107 220,357   4,748,045 SH         OTHER     01/02    4,748,045
PowerShares ETF Trust        WATER RESOURCE  73935X575     834      50,000 SH         OTHER     01/02       50,000
PrimeWest Energy Tr          TR UNIT NEW     741930309   5,220     174,100 SH  PUT    OTHER     01/02      174,100
Pulte Homes Inc              COM             745867101  74,998   2,605,000 SH         OTHER     01/02    2,605,000
RailAmerica Inc              COM             750753105  15,752   1,505,890 SH         OTHER     01/02    1,505,890
RCN Corp                     COM NEW         749361200  41,615   1,669,278 SH         OTHER     01/02    1,669,278
Readers Digest Assn Inc      COM             755267101  87,916   6,297,731 SH         OTHER     01/02    6,297,731
Reliant Energy Inc           COM             75952B105 115,088   9,606,666 SH         OTHER     01/02    9,606,666
Saks Inc                     COM             79377W108  24,342   1,505,409 SH         OTHER     01/02    1,505,409
Sara Lee Corp                COM             803111103  33,642   2,100,000 SH         OTHER     01/02    2,100,000
Select Sector Spdr Tr        SBI INT-ENERGY  81369Y506  23,908     421,509 SH         OTHER     01/02      421,509
Select Sector Spdr Tr        SBI INT-FINL    81369Y605   3,234     100,000 SH  PUT    OTHER     01/02      100,000
Sovereign Bancorp Inc        COM             845905108 109,035   5,368,544 SH         OTHER     01/02    5,368,544
Sprint Nextel Corp           COM FON         852061100  63,222   3,162,700 SH         OTHER     01/02    3,162,700
Standard Pac Corp            COM             85375C101  74,813   2,911,000 SH         OTHER     01/02    2,911,000
Station Casinos Inc          COM             857689103  91,881   1,349,600 SH         OTHER     01/02    1,349,600
Sun Microsystems Inc         COM             866810104     415     100,000 SH  CALL   OTHER     01/02      100,000
Teekay Shipping Corp         COM             Y8564W103  42,309   1,011,200 SH         OTHER     01/02    1,011,200
Teradyne Inc                 SDCV 3.750%10/1 880770AD4  24,140  24,200,000 PRN        OTHER     01/02   24,200,000
Tiffany & Co                 COM             886547108  69,342   2,100,000 SH         OTHER     01/02    2,100,000
Time Warner Inc              COM             887317105 131,119   7,579,156 SH         OTHER     01/02    7,579,156
TreeHouse Foods Inc          COM             89469A104  60,874   2,548,100 SH         OTHER     01/02    2,548,100
TXU Corp                     COM             873168108   5,979     100,000 SH  PUT    OTHER     01/02      100,000
UnitedHealth Group Inc       COM             91324P102   4,594     102,600 SH         OTHER     01/02      102,600
WellCare Health Plans Inc    COM             94946T106   9,081     185,133 SH         OTHER     01/02      185,133
Wendys Intl Inc              COM             950590109 491,932   8,439,392 SH         OTHER     01/02    8,439,392
Weyerhaeuser Co              COM             962166104  17,741     285,000 SH         OTHER     01/02      285,000
Wind River Systems Inc       COM             973149107  14,188   1,594,158 SH         OTHER     01/02    1,594,158
Xerox Corp                   COM             984121103 103,314   7,427,324 SH         OTHER     01/02    7,427,324